NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED	12 Months Ended
Jan. 01, 2023
Accounting policies, changes in accounting estimates and errors [Abstract]
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED	NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED:
Amendments to IAS 1, Presentation of Financial Statements
On January 23, 2020, the IASB issued narrow-scope amendments to IAS 1, Presentation of Financial Statements, to clarify how to classify debt and other liabilities as current or non-current. The amendments (which affect only the presentation of liabilities in the statement of financial position) clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period to defer settlement by at least twelve months and make explicit that only rights in place at the end of the reporting period should affect the classification of a liability; clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets, or services. On October 31, 2022, the IASB issued Non-current Liabilities with Covenants (Amendments to IAS 1). These further amendments clarify how to address the effects on classification and disclosure of covenants which an entity is required to comply with on or before the reporting date and covenants which an entity must comply with only after the reporting date.

These amendments will be effective for annual periods beginning on or after January 1, 2024, with earlier application permitted and are to be applied retrospectively. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policy Information
In February 2021, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements. The amendments help entities provide accounting policy disclosures that are more useful to primary users of financial statements by:

–Replacing the requirement to disclose “significant” accounting policies under IAS 1 with a requirement to disclose “material” accounting policies. Under this, an accounting policy would be material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that primary users of general purpose financial statements make on the basis of those financial statements.
–Providing guidance in IFRS Practice Statement 2 to explain and demonstrate the application of the four-step materiality process to accounting policy disclosures.

The amendments shall be applied prospectively. The amendments to IAS 1 are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. Once an entity applies the amendments to IAS 1, it is also permitted to apply the amendments to IFRS Practice Statement 2. The Company is currently evaluating the impact of the amendment on its consolidated financial statements.

Amendments to IAS 8, Definition of Accounting Estimates
In February 2021, the IASB amended IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to introduce a new definition of “accounting estimates” to replace the definition of “change in accounting estimates” and also include clarifications intended to help entities distinguish changes in accounting policies from changes in accounting estimates. This distinction is important because changes in accounting policies must be applied retrospectively while changes in accounting estimates are accounted for prospectively. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company is currently evaluating the impact of the amendment on its consolidated financial statements.

Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction
On May 7, 2021, the IASB amended IAS 12 Income Taxes, to narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. The amendments are effective for annual periods beginning on or after January 1, 2023. The Company is currently evaluating the impact of the amendment on its consolidated financial statements.